ACQUISITIONS (Tables)	3 Months Ended
Mar. 31, 2013
Business Combinations [Abstract]
Fair Value of Assets Acquired and Liabilities Assumed
The fair values of the assets acquired and liabilities assumed as of February 15, 2013, were as follows:

	(In thousands)
Purchase price assigned to Bison Gas Gathering system		$303,168
Current assets	$5,705
Property, plant, and equipment	85,477
Intangible assets	164,502
Other noncurrent assets	2,187
Total assets acquired	257,871
Current liabilities	6,112
Other noncurrent liabilities	2,790
Total liabilities assumed	$8,902
Net identifiable assets acquired		248,969
Goodwill		$54,199

Schedule of Revenue and Net Income Disclosures
Revenues and net income for the previously separate entities and the combined amounts for the three months ended March 31, 2013, as presented in these unaudited condensed consolidated financial statements follow.

Three months ended March 31, 2013
(In thousands)
SMLP revenues	$43,595
Bison Gas Gathering system revenues	7,531
Combined revenues	$51,126

SMLP net income	$12,480
Bison Gas Gathering system net income	587
Combined net income	$13,067
See Note 1 for additional information.

Business Acquisition, Pro Forma Information

	Three months ended March 31,
	2013	2012
	(In thousands, except per-unit amounts)
Total Bison Midstream revenues included in consolidated revenues	$7,531	$—
Total Bison Midstream net income (loss) included in consolidated net income	587	—

Pro forma total revenues	$59,155	$42,596
Pro forma net income	11,853	4,294

Pro forma common EPU - basic and diluted	$0.24
Pro forma subordinated EPU - basic and diluted	0.24